Schedule of Investments (unaudited)
October 31, 2024
iShares® Self-Driving EV and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.2%
Pilbara Minerals Ltd.(a)(b)	3,141,071	$5,817,850
China — 25.6%
BYD Co. Ltd., Class H	259,000	9,354,719
Ganfeng Lithium Group Co. Ltd., Class H(c)	1,049,480	2,879,090
Li Auto Inc., Class A(a)	756,100	9,508,024
NIO Inc., Class A(a)	1,544,900	7,946,093
XPeng Inc., Class A(a)	1,822,800	10,299,332
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	1,781,000	7,030,697
		47,017,955
Finland — 0.3%
Kempower OYJ(a)(b)	49,162	534,225
France — 7.9%
Forvia SE	36,225	345,580
Renault SA	136,466	6,243,923
Schneider Electric SE	30,841	7,989,320
		14,578,823
Germany — 0.9%
Continental AG	25,447	1,588,155
Japan — 6.1%
Denso Corp.	472,700	6,713,991
GS Yuasa Corp.	245,000	4,334,488
TS Tech Co. Ltd.	21,300	240,861
		11,289,340
Netherlands — 0.4%
Alfen NV(a)(b)(c)	54,016	724,360
South Korea — 10.7%
Hyundai Mobis Co. Ltd.	14,726	2,646,745
LG Energy Solution Ltd.(a)	28,772	8,443,727
Samsung SDI Co. Ltd.	25,891	6,070,531
Sebang Global Battery Co. Ltd.	14,734	752,796
SK IE Technology Co. Ltd.(a)(c)	69,987	1,727,513
		19,641,312
Sweden — 2.5%
Hexagon AB, Class B	486,709	4,550,301
Switzerland — 4.0%
ABB Ltd., Registered	134,343	7,465,588
Taiwan — 1.1%
Advanced Energy Solution Holding Co. Ltd.	79,000	1,256,046
Darfon Electronics Corp.	482,000	722,667
		1,978,713
United Kingdom — 0.7%
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	1,226,890	1,361,848
United States — 29.3%
Adient PLC(a)	20,601	402,338
Aptiv PLC(a)	63,568	3,612,569
Arcadium Lithium PLC, NVS(a)(b)	1,825,771	9,840,906
Aurora Innovation Inc., Class A(a)(b)	185,170	961,958
Autoliv Inc.	19,088	1,772,893
Blue Bird Corp.(a)	82,262	3,464,053
Security	Shares	Value
United States (continued)
ChargePoint Holdings Inc.(a)(b)	1,018,587	$1,222,304
CTS Corp.	7,011	346,974
Gentex Corp.	54,273	1,645,015
Gentherm Inc.(a)	7,296	306,067
Lear Corp.	13,349	1,278,300
Lucid Group Inc., Class A(a)(b)	2,243,186	4,957,441
Lumentum Holdings Inc.(a)(b)	15,038	960,477
Luminar Technologies Inc., Class A(a)(b)	71,085	55,119
Methode Electronics Inc.	7,724	67,353
Nikola Corp.(a)(b)	107,384	422,019
QuantumScape Corp., Class A(a)(b)	892,070	4,594,161
Rivian Automotive Inc., Class A(a)(b)	656,708	6,632,751
Stoneridge Inc.(a)	6,136	42,891
Tesla Inc.(a)	42,590	10,641,112
Visteon Corp.(a)	6,426	579,947
		53,806,648
Total Common Stocks — 92.7% (Cost: $223,821,504)		170,355,118
Preferred Stocks
Germany — 6.5%
Porsche Automobil Holding SE, Preference Shares, NVS	141,557	5,880,739
Volkswagen AG, Preference Shares, NVS	62,084	6,026,045
		11,906,784
Total Preferred Stocks — 6.5% (Cost: $17,398,227)		11,906,784
Total Long-Term Investments — 99.2% (Cost: $241,219,731)		182,261,902
Short-Term Securities
Money Market Funds — 16.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	29,893,376	29,914,302
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	70,000	70,000
Total Short-Term Securities — 16.3% (Cost: $29,977,827)		29,984,302
Total Investments — 115.5% (Cost: $271,197,558)		212,246,204
Liabilities in Excess of Other Assets — (15.5)%		(28,535,966)
Net Assets — 100.0%		$183,710,238

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Self-Driving EV and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,599,493	$—	$(13,700,925)(a)	$8,452	$7,282	$29,914,302	29,893,376	$503,451 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	—	(20,000)(a)	—	—	70,000	70,000	992	—
				$8,452	$7,282	$29,984,302		$504,443	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	2	12/20/24	$574	$5,184
Euro STOXX 50 Index	14	12/20/24	737	(18,069)
				$(12,885)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$55,702,721	$114,652,397	$—	$170,355,118
Preferred Stocks	—	11,906,784	—	11,906,784

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Self-Driving EV and Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$29,984,302	$—	$—	$29,984,302
	$85,687,023	$126,559,181	$—	$212,246,204
Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,184	$—	$—	$5,184
Liabilities
Equity Contracts	—	(18,069)	—	(18,069)
	$5,184	$(18,069)	$—	$(12,885)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor's